Contributed surplus (Details) - Schedule of DSU activity - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Dsu Activity Abstract
Opening balance	53,688	42,915	36,062
Granted	132,725	32,515	14,757
Redeemed	(18,261)	(21,742)	(7,904)
Closing balance	168,152	53,688	42,915